Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Risk Management and Financial Instruments

18. RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

The Company’s financial instruments are exposed to certain financial risks as detailed below.

Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations.

The Company is subject to credit risk on its cash and cash equivalents. The Company limits its exposure to credit loss by placing its cash and cash equivalents with major financial institutions. As a result, the Company does not believe it is exposed to significant credit risk.